Item1. Schedule of Investments


 T. Rowe Price Developing Technologies Fund
 (Unaudited) September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares       Value
 (Cost and value in $ 000s)


 COMMON STOCKS  99.9%
 HARDWARE  8.0%
 Consumer Electronics  0.9%
 Digital Theater Systems *                             20,000        365

                                                                     365

 Enterprise Hardware  5.5%
 Dell *                                                40,000        1,424

 QLogic *                                              28,000        829

                                                                     2,253

 Supply Chain & Electronic Manufacturing  1.6%
 Flextronics *                                         40,000        530

 Printronix *                                          10,000        146

                                                                     676

 Total Hardware                                                      3,294

 IT SERVICES  9.1%
 IT Services  1.7%
 BearingPoint *                                        80,000        715

                                                                     715

 Processors  7.4%
 BISYS Group *                                         40,000        584

 ChoicePoint *                                         22,000        938

 Digital Insight *                                     30,000        409

 First Advantage, Class A *                            12,000        193

 Jack Henry & Associates                               50,000        939

                                                                     3,063

 Total IT Services                                                   3,778

 MEDIA  6.9%
 Gaming  1.0%
 Multimedia Games *                                    27,000        419

                                                                     419

 Internet  4.7%
 eBay *                                                8,000         735

 Sina *                                                28,000        714

 Yahoo! *                                              15,000        509

                                                                     1,958

 Radio/ Outdoor Advertising  1.2%
 Cox Radio, Class A *                                  33,000        492

                                                                     492

 Total Media                                                         2,869

 SEMICONDUCTORS  25.7%
 Analog Semiconductors  13.4%
 AMIS Holdings *                                       55,000        743

 Analog Devices                                        38,000        1,474

 Exar *                                                30,000        425

 Intersil Holding, Class A                             70,000        1,115

 Maxim Integrated Products                             24,000        1,015

 Semtech *                                             40,000        767

                                                                     5,539

 Digital Semiconductors  6.5%
 Altera *                                              25,000        489

 Broadcom, Class A *                                   8,000         218

 Integrated Circuit Systems *                          16,000        344

 Marvell Technology Group *                            12,000        314

 Microchip Technology                                  24,000        644

 Xilinx                                                25,000        675

                                                                     2,684

 Semiconductor Capital Equipment  5.8%
 ATMI *                                                9,700         199

 Cabot Microelectronics *                              18,000        652

 KLA-Tencor *                                          9,000         373

 MKS Instruments *                                     25,000        383

 Newport *                                             25,000        287

 Novellus Systems *                                    20,000        532

                                                                     2,426

 Total Semiconductors                                                10,649

 SOFTWARE  33.2%
 Applications Software  11.3%
 Agile Software *                                      60,000        476

 Cognos *                                              30,000        1,065

 FileNet *                                             26,000        454

 Informatica *                                         175,000       1,024

 MatrixOne *                                           45,000        228

 Siebel Systems *                                      80,000        603

 Verity *                                              60,000        773

 Websidestory *                                        10,000        92

                                                                     4,715

 Infrastructure Software  5.6%
 Citrix Systems *                                      45,000        788

 Red Hat *                                             125,000       1,530

                                                                     2,318

 Systems Software  12.5%
 McAfee *                                              40,000        804

 Mercury Interactive *                                 41,000        1,430

 NetIQ *                                               95,000        1,017

 VeriSign *                                            25,000        497

 VERITAS Software *                                    80,000        1,424

                                                                     5,172

 Technical Software  3.8%
 Cadence Design Systems *                              70,000        913

 Nassda *                                              130,000       461

 Synopsys *                                            12,000        190

                                                                     1,564

 Total Software                                                      13,769

 TELECOM EQUIPMENT  10.5%
 Wireless Equipment  0.9%
 QUALCOMM                                              10,000        391

                                                                     391

 Wireline Equipment  9.6%
 Bookham *                                             12,500        81

 Cisco Systems *                                       125,000       2,262

 Concord Communications *                              20,000        179

 F5 Networks *                                         20,000        609

 Juniper Networks *                                    30,000        708

 Zhone Technologies  *                                 40,000        123

                                                                     3,962

 Total Telecom Equipment                                             4,353

 TELECOM SERVICES  1.7%
 Wireless - Domestic  1.6%
 Crown Castle International *                          20,000        297

 Nextel Partners, Class A *                            22,000        365

                                                                     662

 Wireline  0.1%
 Callwave *                                            4,200         42

                                                                     42

 Total Telecom Services                                              704

 Total Miscellaneous Common Stock 4.8% 8                             2,001

 Total Common Stocks (Cost  $48,564)                                 41,417

 SHORT-TERM INVESTMENTS  0.5%
 Money Market Fund  0.5%
 T. Rowe Price Government Reserve Investment
 Fund, 1.62% #                                         225,094       225

 Total Short-Term Investments (Cost  $225)                           225

 Total Investments in Securities
 100.4% of Net Assets (Cost $48,789)                   $             41,642


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Developing Technologies Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Developing Technologies Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $48,789,000. Net unrealized loss aggregated $7,147,000 at period-end, of which $1,859,000 related to appreciated investments and $9,006,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                      SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004